Summary of material accounting policies, estimates and judgments (Policies)	3 Months Ended
Jan. 31, 2026
Statement [Line Items]
Basis of presentation	The Condensed Financial Statements have been prepared using the same accounting policies and methods used in the preparation of our audited 2025 Annual Consolidated Financial Statements. Our material accounting policies and future changes in accounting policies and disclosures that are not yet
effective for us are described in Note 2 of our audited 2025 Annual Consolidated Financial
Statements
.